Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2020
Prospectus Date	rr_ProspectusDate	Nov. 28, 2019
CHAMPLAIN SMALL COMPANY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND II

Champlain Small Company Fund (the “Small Company Fund”)
Champlain Mid Cap Fund (the “Mid Cap Fund”)
Champlain Emerging Markets Fund (the “Emerging Markets Fund” and, together with the Small Company Fund and Mid Cap Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated November 28, 2019 (collectively, the “Summary Prospectuses”); and
•	the Funds’ Statutory Prospectus, dated November 28, 2019 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1. In the “Performance Information” section of the Small Company Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

	1 Year	5 Years	10 Years	Since Inception (11.30.04)
Fund Returns Before Taxes
Advisor Shares	-3.18%	7.10%	13.01%	9.66%
Institutional Shares	-2.97%	7.23%	13.07%	9.70%
Fund Returns After Taxes on Distributions
Advisor Shares	-6.23%	5.31%	11.42%	8.28%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Advisor Shares	-0.29%	5.33%	10.63%	7.78%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	-11.01%	4.41%	11.97%	6.94%

Please retain this supplement for future reference.

CSC-SK-016-0100

CHAMPLAIN MID CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND II

Champlain Small Company Fund (the “Small Company Fund”)
Champlain Mid Cap Fund (the “Mid Cap Fund”)
Champlain Emerging Markets Fund (the “Emerging Markets Fund” and, together with the Small Company Fund and Mid Cap Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated November 28, 2019 (collectively, the “Summary Prospectuses”); and
•	the Funds’ Statutory Prospectus, dated November 28, 2019 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

2.  In the “Performance Information” section of the Mid Cap Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

	1 Year	5 Years	10 Years	Since Inception
Fund Returns Before Taxes
Advisor Shares[1]	3.53%	9.75%	14.41%	10.81%
Institutional Shares[2]	3.76%	10.01%	14.64%	11.02%
Fund Returns After Taxes on Distributions
Advisor Shares	1.67%	7.73%	12.72%	9.24%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Advisor Shares	2.89%	7.14%	11.57%	8.43%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)[3]	-9.06%	6.26%	14.03%	8.48%

1 Advisor Shares of the Fund were offered beginning June 30, 2008.

2 Institutional Shares of the Fund were offered beginning January 3, 2011.

3 Index comparison begins June 30, 2008.

Please retain this supplement for future reference.

CSC-SK-016-0100

CHAMPLAIN EMERGING MARKETS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND II

Champlain Small Company Fund (the “Small Company Fund”)
Champlain Mid Cap Fund (the “Mid Cap Fund”)
Champlain Emerging Markets Fund (the “Emerging Markets Fund” and, together with the Small Company Fund and Mid Cap Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated November 28, 2019 (collectively, the “Summary Prospectuses”); and
•	the Funds’ Statutory Prospectus, dated November 28, 2019 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

3. In the “Performance Information” section of the Emerging Market Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

	1 Year	Since Inception (09.08.14)
Fund Returns Before Taxes
Advisor Shares	-17.37%	-3.12%
Fund Returns After Taxes on Distributions
Advisor Shares	-17.37%	-3.22%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Advisor Shares	-10.29%	-2.34%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[1]	-14.58%	-0.61%

1	Index comparison begins September 30, 2014.

Please retain this supplement for future reference.

CSC-SK-016-0100